Income Taxes - Schedule of Statutory Income Actual Tax Expense (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Statutory Income Tax expense
Non-deductible Expenses	833	85	38
Non-taxable Income	(379)	(23)	(284)
Fixed Asset Capital Allowances	(3)	(27)	(19)
Other Differences	26	(480)	192
Difference in foreign tax rates	(291)	(48)	201
Change in Valuation Allowance	916	1,428	587
Tax Credits	(653)
Other
Total Provision for Income Taxes	$ 449	$ 935	$ 715